Vanguard Long-Term Investment-Grade Fund

Supplement to the Prospectus and Summary Prospectus

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Long-Term Investment-Grade Fund has added The Vanguard Group, Inc. (Vanguard), to the Fund’s investment advisory team. Effective immediately, Vanguard will manage a modest portion of the Fund’s assets. Wellington Management Company, LLP (Wellington Management), will continue as the Fund’s lead advisor and manage most of the Fund.

Vanguard and Wellington Management each independently select and maintain a portfolio of bonds for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following is added under “Primary Investment Strategies” for Vanguard Long-Term Investment-Grade Fund:

The Fund uses multiple investment advisors.

The following is added under the heading “Investment Advisor” for Vanguard Long-Term Investment-Grade Fund:

The Vanguard Group, Inc. (Vanguard)

Within the same section, the following is added under “Portfolio Manager”:

Gregory S. Nassour, CFA, Principal of Vanguard. He has co-managed a portion of the Fund since December 2013.

Paul M. Jakubowski, Principal of Vanguard. He has co-managed a portion of the Fund since December 2013.

Prospectus Text Changes

In the More on the Funds section, under “Security Selection”, the following table is restated.

Short-,
	Short-,		Intermediate-,
	Intermediate-,		and Long-Term
	and Long-Term	Short-Term	Investment- GNMA
	Treasury Funds Federal Fund		Grade Funds[1]	Fund
Corporate Debt Obligations			•
U.S. Government & Agency Bonds	•	•	•	•
State & Municipal Bonds			•
Mortgage-Backed Securities	•	•	•	•
Mortgage Dollar Rolls	•	•	•	•
Cash Investments Including
Repurchase Agreements	•[2]	•[2]	•	•[2]
Futures, Options, and Other Derivatives	•	•	•	•
Asset-Backed Securities		•	•
International Dollar-Denominated Bonds			•
Foreign Currency Bonds			•
Preferred Stocks			•
Convertible Securities			•
Collateralized Mortgage Obligations
(CMOs)	•	•	•	•

1 Vanguard Long-Term Investment-Grade Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of bonds for the Fund. Wellington Management Company, LLP (Wellington Management), manages most of the Fund’s assets, and The Vanguard Group, Inc. (Vanguard), manages a modest portion.

2 Only repurchase agreements that are collateralized by U.S. Treasury or U.S. government agency securities.

In the Investment Advisors section, the following replaces similar text:

Two investment advisors manage the Funds, subject to the supervision and oversight of the trustees and officers of the Funds. The Long-Term Investment-Grade Fund uses a multimanager approach. Wellington Management Company, LLP, serves as the advisor to the GNMA Fund and to a portion of the Long-Term Investment-Grade Fund. The Vanguard Group, Inc., through its Fixed Income Group, serves as the advisor to the remaining Funds, as well as to a portion of the Long-Term Investment-Grade Fund.

Wellington Management Company, LLP, (Wellington Management), 280 Congress Street, Boston, MA 02210, a Massachusetts limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of September 30, 2013, Wellington Management had investment management authority with respect to approximately $799 billion in assets.

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, began operations in 1975. As of September 30, 2013, Vanguard served as advisor for approximately $2.2 trillion in assets.

The GNMA and Long-Term Investment-Grade Funds each pay Wellington Management a fee, which is paid quarterly and is a percentage of average daily net assets under management by Wellington Management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up. Vanguard provides investment advisory services to the remaining Funds (as well as to a portion of the Long-Term Investment-Grade Fund) on an at-cost basis.

For the fiscal year ended January 31, 2013, the advisory expenses or fees for each Fund (other than the Long-Term Investment-Grade Fund) represented an effective annual rate of 0.01% of the Fund’s average net assets. For the Long-Term Investment-Grade Fund, the advisory fee paid to Wellington Management represented an effective annual rate of 0.02% of the Fund’s average net assets.

Under the terms of an SEC exemption, the Funds’ board of trustees may, without prior approval from shareholders, change the terms of the GNMA and/or Long-Term Investment-Grade Funds’ advisory agreements or hire a new investment advisor for these Funds—either as a replacement for the existing advisors or as an additional advisor. Any significant change in the Funds’ advisory arrangements will be communicated to shareholders in writing. In addition, as the Funds’ sponsor and overall manager, The Vanguard Group may provide investment advisory services to the GNMA Fund, and may provide additional investment advisory services to the Long-Term Investment-Grade Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved each Fund’s investment advisory arrangement, see the most recent semiannual reports to shareholders covering the fiscal period ended July 31. For a discussion of why the board of trustees approved the Long-Term Investment-Grade Fund’s investment advisory arrangement with Vanguard, see the annual report to shareholders dated January 31, 2014, which will be available 60 days after that date.

Also in the Investment Advisors section, the following is added to the list of managers primarily responsible for the day-to-day management of the Funds:

Paul M. Jakubowski, Principal of Vanguard. He has worked in investment management since joining Vanguard in 2000, has managed investment portfolios since 2013, and has co-managed a portion of the Long-Term Investment-Grade Fund since December 2013. Education: B.S., University of Richmond; M.B.A., Villanova University.

Within the same section, the following replaces similar text:

Gregory S. Nassour, CFA, Principal of Vanguard. He has been with Vanguard since 1992, has worked in investment management since 1994, has managed investment portfolios since 2001, has managed the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since 2008, and has co-managed a portion of the Long-Term Investment-Grade Fund since December 2013. Education: B.S., West Chester University; M.B.A., St. Joseph’s University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 28 122013

Vanguard Fixed Income Securities Funds

Supplement to the Statement of Additional Information Dated May 30, 2013

Important Changes to Vanguard Long-Term Investment-Grade Fund

The board of trustees of Vanguard Long-Term Investment-Grade Fund has added The Vanguard Group, Inc. (Vanguard), to the Fund’s investment advisory team. Effective immediately, Vanguard will manage a modest portion of the Fund’s assets. Wellington Management Company, LLP (Wellington Management), will continue as the Fund’s lead advisor and manage most of the Fund.

Vanguard and Wellington Management each independently select and maintain a portfolio of bonds for the Fund. The Fund’s board of trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.

The Fund’s investment objective, primary investment strategies, and primary risks are not expected to change.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the second bullet in the introductory text on page B-48 is restated as follows:

  Vanguard provides investment advisory services to Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Treasury Fund, and a portion of Vanguard Long-Term Investment-Grade Fund.

Within the same section, the introductory text under B. Vanguard is restated as follows:

B. Vanguard

Vanguard, through its Fixed Income Group, provides investment advisory services on an at-cost basis to Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Treasury Fund, and a portion of Vanguard Long-Term Investment-Grade Fund. The compensation and other expenses of Vanguard’s advisory staff are allocated among the funds utilizing these services.

Within the same subsection, under “1. Other Accounts Managed,“ the following is added and similar text is replaced:

Paul M. Jakubowski co-manages a portion of Vanguard Long-Term Investment-Grade Fund as of December 2013; as of October 31, 2013, the Fund held assets of $13.6 billion.

Gregory S. Nassour manages Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund, and as of December 2013 co-manages a portion of Vanguard Long-Term Investment-Grade Fund; as of October 31, 2013, the Funds collectively held assets of $76.3 billion. As of October 31, 2013, Mr. Nassour managed one other registered investment company with total assets of $1.1 billion and co-managed one other pooled investment vehicle with total assets of $7.5 billion (neither of which had advisory fees based on account performance).

Within the same subsection, under “4. Ownership of Securities,” the second paragraph is restated as follows:

As of January 31, 2013, Mr. Reardon owned shares of Vanguard Short-Term Federal Fund within the $1–$10,000 range. As of January 31, 2013, Mr. Glocke did not own any shares of the Funds he manages. As of October 31, 2013, Mr. Nassour and Mr. Jakubowski did not own any shares of the Funds they manage.

Also in the Investment Advisory Services section, the second paragraph under “Duration and Termination of Investment Advisory Agreements” is replaced with the following:

Vanguard provides at-cost investment advisory services to Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Treasury Fund, and Vanguard Long-Term Investment-Grade Fund pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI028A 122013